Related Party Balances and Transactions - Summary of Related Party Balances and Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Related Party Balances and Transactions
Amount due from related parties	¥ 209	¥ 257		$ 30
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party	Related Party		Related Party
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB253 and RMB1 as of December 31, 2024 and 2025, respectively)	¥ 9,324	¥ 10,616		$ 1,333
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party		Related Party
Related Party
Related Party Balances and Transactions
Service provided by related parties	¥ 57,875	¥ 60,212	¥ 135,476
Service provided to related parties	313	1,121	560
Related Party | Tencent Group
Related Party Balances and Transactions
Amount due from related parties	209	257
Related Party | Tencent Group | Marketing services from Tencent Group
Related Party Balances and Transactions
Service provided by related parties	2	5,282	79,469
Related Party | Tencent Group | Payment processing services from Tencent Group
Related Party Balances and Transactions
Service provided by related parties	22,092	21,954	23,759
Related Party | Tencent Group | Cloud technology services from Tencent Group
Related Party Balances and Transactions
Service provided by related parties	31,460	30,748	31,357
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB253 and RMB1 as of December 31, 2024 and 2025, respectively)	9,324	10,363
Related Party | Tencent Group | Others
Related Party Balances and Transactions
Amount due to related parties (including amounts of the consolidated VIEs and subsidiaries of VIEs without recourse to the Company of RMB253 and RMB1 as of December 31, 2024 and 2025, respectively)		253
Related Party | Tencent Group | Advertising services to Tencent Group
Related Party Balances and Transactions
Service provided to related parties	313	1,121	560
Related Party | Others | Others
Related Party Balances and Transactions
Service provided by related parties	¥ 4,321	¥ 2,228	¥ 891